SECURITISATIONS AND COVERED BONDS - Narrative (Details) - Securitisation programmes - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
SECURITISATIONS AND COVERED BONDS (Details) - Narrative [Line Items]
Cash deposits held restricted in use to securitisation and covered bonds	£ 3,789	£ 3,455
Maximum exposure to loss from interests in structured entities	£ 4	£ 52